Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2012
Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
The following table indicates the capital ratios for Park and each subsidiary at December 31, 2012 and December 31, 2011.

	2012			2011
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	9.28%	11.17%	6.43%	9.52%	11.46%	6.58%
Vision Bank	N/A	N/A	N/A	23.42%	24.72%	15.89%
Park	13.12%	15.77%	9.17%	14.15%	16.65%	9.81%

Schedule of various measures of capital ratio
The following table reflects various measures of capital for Park and each of PNB and VB (during the period it was a Park banking subsidiary):

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2012
Total Risk-Based Capital (to risk-weighted assets)
PNB	$502,680	11.17%	$359,971	8.00%	$449,964	10.00%
Park	732,413	15.77%	371,477	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$417,690	9.28%	$179,986	4.00%	$269,978	6.00%
Park	609,411	13.12%	185,739	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$417,690	6.43%	$259,769	4.00%	$324,711	5.00%
Park	609,411	9.17%	265,719	4.00%	N/A	N/A

At December 31, 2011
Total Risk-Based Capital (to risk-weighted assets)
PNB	$498,367	11.46%	$347,972	8.00%	$434,965	10.00%
VB (1)	115,637	24.72%	37,427	8.00%	46,784	10.00%
Park	812,286	16.65%	390,270	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$413,870	9.52%	$173,986	4.00%	$260,979	6.00%
VB	109,566	23.42%	18,714	4.00%	28,071	6.00%
Park	690,419	14.15%	195,135	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$413,870	6.58%	$251,691	4.00%	$314,614	5.00%
VB (1)	109,566	15.89%	27,588	4.00%	34,485	5.00%
Park	690,419	9.81%	281,506	4.00%	N/A	N/A

(1)	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.